PGIM Jennison Better Future ETF
Schedule of Investments  (unaudited)
as of May 31, 2024
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks
Automobiles 5.2%
Ferrari NV (Italy)	1,757	$722,127
Banks 3.3%
NU Holdings Ltd. (Brazil) (Class A Stock)*	38,778	460,683
Biotechnology 2.2%
Vertex Pharmaceuticals, Inc.*	676	307,810
Broadline Retail 10.5%
Amazon.com, Inc.*	5,061	892,963
MercadoLibre, Inc. (Brazil)*	328	565,990
		1,458,953
Communications Equipment 0.9%
Arista Networks, Inc.*	408	121,441
Electrical Equipment 8.5%
Eaton Corp. PLC	961	319,869
Schneider Electric SE	2,060	508,397
Vertiv Holdings Co. (Class A Stock)	3,620	355,014
		1,183,280
Electronic Equipment, Instruments & Components 1.4%
Keyence Corp. (Japan)	425	191,036
Health Care Equipment & Supplies 1.0%
Intuitive Surgical, Inc.*	351	141,144
Hotels, Restaurants & Leisure 2.2%
Airbnb, Inc. (Class A Stock)*	2,140	310,150
IT Services 0.6%
MongoDB, Inc.*	353	83,329
Personal Care Products 4.2%
L’Oreal SA (France)	1,194	585,718

PGIM Jennison Better Future ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 9.1%
Eli Lilly & Co.	717	$588,184
Novo Nordisk A/S (Denmark), ADR	5,007	677,347
		1,265,531
Semiconductors & Semiconductor Equipment 16.9%
ASML Holding NV (Netherlands)	530	508,986
Broadcom, Inc.	378	502,192
Lam Research Corp.	135	125,879
NVIDIA Corp.	1,094	1,199,385
		2,336,442
Software 17.9%
Cadence Design Systems, Inc.*	1,469	420,589
Crowdstrike Holdings, Inc. (Class A Stock)*	1,281	401,811
Datadog, Inc. (Class A Stock)*	906	99,823
HubSpot, Inc.*	393	240,143
Microsoft Corp.	2,259	937,779
ServiceNow, Inc.*	576	378,392
		2,478,537
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.	4,448	855,128
Textiles, Apparel & Luxury Goods 8.8%
Hermes International SCA (France)	284	670,544
LVMH Moet Hennessy Louis Vuitton SE (France)	680	542,234
		1,212,778

Total Long-Term Investments (cost $12,063,657)		13,714,087

PGIM Jennison Better Future ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value

Short-Term Investment 1.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.550%) (cost $147,937)(wb)	147,937	$147,937

TOTAL INVESTMENTS 100.0% (cost $12,211,594)		13,862,024
Other assets in excess of liabilities 0.0%		1,437

Net Assets 100.0%		$13,863,461

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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